RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Feb. 28, 2026	Feb. 28, 2025
Related Party Transaction [Line Items]
Net borrowings on loan payable - related party		$ 132,268	$ 71,927
Loan payable-related party		33,672,294	32,801,345
Interest accrued related party		79,268	51,575
Deferred compensation		1,811,856	$ 2,202,600
Discretionary compensation amount	$ 1,000,000
Share price			$ 0.80
Consulting fees for research and development		2,576,111	$ 2,541,180
Balance payment		160,557	76,532
Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Incentive compensation plan payable		$ 5,500,000	$ 4,000,000
Shares to be issued		1,500	1,500
Total accrued		$ 1,500,000	$ 1,500,000
Share price			$ 1,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Deferred compensation		390,744	$ 1,663,833
Incentive compensation plan payable		1,000,000.0	2,500,000
Balance of incentive compensation payable		1,390,744	836,167
Related Party [Member]
Related Party Transaction [Line Items]
Loan payable-related party		461,633	329,365
Balance due to related party		$ 285,638	$ 190,013
Percentage of interest expense due to related party		12.00%	12.00%